Deferred revenue (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current	$ 139,276	$ 142,244
Current	753	136
Nonrefundable Customer Contributions [Member]
IfrsStatementLineItems [Line Items]
Non-current	27,826	29,467
Investment Plan [Member]
IfrsStatementLineItems [Line Items]
Non-current	$ 111,450	$ 112,777